Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)		Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)		Mar. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (58,596)		$ (8,076)	¥ (68,898)		¥ (105,976)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization expense	5,227		720	6,355		7,844
Provision for inventories obsolescence/(reversal)	154		21	(223)		35
Allowance for expected credit loss/(reversal)	(332)		(46)	(116)		133
Interest expense of other debts	5,974		823	5,058		9,706
Interest receivable for issuance of ordinary shares						(6,112)
Amortization of right-of-use assets	9,502		1,309	17,948		24,597
Interest of lease liabilities	318		44	199		1,777
Investment income/(loss)	(61)		(8)	(1,820)		178
Share of results of equity investees	22		3	(50)		82
Discount on the ordinary shares issued by public offering				5,943
Loss/(gain) on disposal of property and equipment and intangible assets	(463)		(64)	46		(7)
Loss on disposal of other debts				1,425
Gain from disposal of a subsidiary		[1]		(49)	[1]	(3,597)	[1]
Impairment of goodwill						40,684
Share-based compensation expense	81		11	679		(7,677)
Fair value change of derivative liabilities	(5,716)		(788)	1,034		2,266
Deferred tax expense	(801)		(110)	(907)		(989)
Changes in operating assets and liabilities, net of effects of businesses acquired:
Accounts receivable	21,260		2,930	27,179		(27,455)
Inventories	15,135		2,086	26,540		30,583
Prepayments and other current assets	(26,650)		(3,671)	11,491		47,754
Amounts due from related parties	(13,253)		(1,826)	2,413		(3,839)
Operating lease liabilities	(10,114)		(1,394)	(17,977)		(26,397)
Accounts payable	(4,635)		(638)	(31,501)		(36,342)
Salary and welfare payable	(1,056)		(146)	(3,893)		6
Accrued liabilities and other current liabilities	(4,272)		(589)	(4,766)		2,701
Amounts due to related parties				(471)		252
Contract liabilities	189		26	(2,892)		(2,536)
Other non-current assets	1,255		173	1,825		(1,740)
Net cash used in operating activities	(66,832)		(9,210)	(25,428)		(54,069)
Cash flows from investing activities:
Loan advanced to third parties	(701)		(97)	(3,194)		(7,864)
Repayments on loan receivables from third parties	2,898		399	4,206		1,096
Loan advanced to related parties	(1,989)		(274)	(4,779)		(4,120)
Repayments on loan receivables from related parties	1,952		269	3,196		3,874
Acquisition of subsidiaries, net of cash acquired						(2,938)
Disposal of subsidiaries, net of cash and cash equivalents acquired				(37)
Decrease/(increase) in short-term investments, net	(4,000)		(551)	69,797		58,287
Purchase of intangible assets	(9)		(1)	(36)		(50)
Purchase of property and equipment	(3,299)		(455)	(527)		(1,805)
Proceeds from disposal of property and equipment	357		49	213		16
Deposits to be used in connection with future acquisitions	29,090		4,009	(29,090)
Disposal of long-term investments	300		41	8,065
Net cash generated from investing activities	24,599		3,389	47,814		46,496
Cash flows from financing activities:
Proceeds from short-term and long-term borrowings	31,510		4,342	15,000		110,553
Repayments of short-term and long-term borrowings	(37,660)		(5,190)	(86,049)		(187,234)
Proceeds from issuance of other debts, net of issuance costs	9,783		1,350	8,786		87,959
Repayments of other debts	(10,000)		(1,378)	(6,818)		(87,959)
Proceeds from exercise of share option				29		25
Proceeds from issuance of ordinary shares, net of issuance costs	14,517		2,000	35,920
Net cash flows (used in) /generated from financing activities	8,150		1,124	(33,132)		(76,656)
Net decrease in cash, cash equivalents and restricted cash	(34,083)		(4,697)	(10,746)		(84,229)
Cash, cash equivalents and restricted cash at beginning of year	72,722		10,021	89,850		162,855
Effects of exchange rate changes on cash, cash equivalents and restricted cash	20		3	(6,382)		11,224
Cash, cash equivalents and restricted cash at end of year	38,659		5,327	72,722		89,850
Supplemental schedule of non-cash investing and financing activities:
Accretion on redeemable non-controlling interests	(841)		(116)	(766)		(675)
Unpaid cash consideration for business acquisitions	(2,938)		(405)	(2,938)		(2,938)
Additional ASC 842 supplemental disclosure:
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	10,114		1,394	17,977		26,397
Right-of-use assets obtained in exchange for operating lease obligations	¥ 3,635		$ 501	¥ 4,545		¥ 8,384

[1]	In August 2022, the Company disposed a subsidiary to a third-party investor and recognized an investment gain of RMB 3.6 million. In November 2023, the Company disposed a subsidiary and recognized an investment gain of RMB 0.05 million.